Other Current Financial Liabilities (Details) - Schedule of other current financial liabilities - CAD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of other current financial liabilities [Abstract]
Derivative liabilities (Note 27)		$ 12,581	$ 3,206
Security deposits		1,141	1,277
Satellite performance incentive payments		7,996	9,608
Interest payable	[1]	12,046	20,563
Other		2,116	3,627
Other current financial liabilities		$ 35,880	$ 38,281

[1]	Interest payable included interest payable on indebtedness, satellite performance incentive payments, and other current financial liabilities.